Discontinued operations - Cash flows (Details) - Discontinued operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from Discontinued operations
Net cash used in operating activities	€ (7)	€ (33)	€ (14)
Net cash from/(used in) investing activities	9	10	(16)
Net cash flow for the period	€ 2	€ (23)	€ (30)